UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008
                                               -----------------

Check here if amendment    [ ]: Amendment Number: ___
This Amendment (Check one only.):   [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
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Address:  1700 East Putnam Avenue
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          Old Greenwich, CT 06870
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Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
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Title:     Managing Member
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Phone:     (203) 698-8812
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Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         February 17, 2009
---------------------------         -----------------         -----------------
(Signature)                         (City, State)                      (Date)

Report Type (Check one only.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
                                    __________________________
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                            ---------------------------
Form 13F Information Table Entry Total:              18
                                            ---------------------------
Form 13F Information Table Value Total:              221762
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-10619          O'Malley, Jr., Thomas D.
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                                       2

FORM 13F INFORMATION TABLE

====================================================================================================================================
                                                                                       Investment Discretion        Voting Authority
                                                                                       ---------------------        ----------------
                                                      Value               SH/  PUT/         Shared  Shared
Issuer                 Class                CUSIP    (000's)     Shares   PRN  CALL   Sole  defined  other  Managers  Sole   Shared
====================================================================================================================================
ACTIVISION
 BLIZZARD INC            COM              00507V109    3884       449593   SH           X                        1     449593
ALLSTATE CORP            COM              020002101    6548       199884   SH           X                        1     199884
ASSURED GUARANTY
 LTD                     COM              G0585R106    8622       756350   SH           X                        1     756350
BECKMAN COULTER INC      COM              075811109   12711       289271   SH           X                        1     289271
CIT GROUP INC            COM              125581108    5575      1227866   SH           X                        1    1227866
COVIDIEN LTD             COM              G2552X108    8836       243810   SH           X                        1     243810
ELECTRONIC ARTS INC      COM              285512109    4806       299651   SH           X                        1     299651
GENTEK INC               COM NEW          37245X203    7675       509993   SH           X                        1     509993
GOLDCORP INC NEW         COM              380956409   22354       708981   SH           X                        1     708981
ILLUMINA INC             COM              452327109    7388       283602   SH           X                        1     283602
KINDER MORGAN
 ENERGY PARTNER          UT LTD PARTNER   494550106    3331        72804   SH           X                        1      72804
MARKET VECTORS
 ETF TR                  GOLD MINER ETF   57060U100   12088       356777   SH           X                        1     356777
METLIFE INC              COM              59156R108    9505       272670   SH           X                        1     272670
NATIONAL OILWELL
 VARCO INC               COM              637071101   11131       455429   SH           X                        1     455429
SPDR GOLD TRUST          GOLD SHS         78463V107   53789       621700   SH   CALL    X                        1     621700
TRANSOCEAN INC NEW       SHS              G90073100    9965       210895   SH           X                        1     210895
BERKLEY W R CORP         COM              084423102    7703       248497   SH           X                        1     248497
WYETH                    COM              983024100   25851       689169   SH           X                        1     689169
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TOTAL                                                221762
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